OTHER LIABILITIES	6 Months Ended
Jul. 04, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES
OTHER LIABILITIES

(US $ millions)	Jul 4, 2020	Dec 31, 2019
Defined benefit pension obligations	$20	$16
Lease obligations	12	12
Accrued employee benefits	5	6
Reforestation obligations	4	4
Unrealized monetary hedge loss	—	1
Other	—	1
	$41	$40